Partnership Formation and General Information (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 18, 2014	Dec. 31, 2016	Nov. 18, 2013
Related Party Transaction [Line Items]
Common Limited Partners Capital Account Units Offered	5,520,000		8,250,000
Shares Issued, Price Per Share			$ 18
General Partner
Related Party Transaction [Line Items]
General Partner Interest in Dynagas LNG Partners LP	0.10%	0.10%
Dynagas Holding Ltd
Related Party Transaction [Line Items]
Ownership percentage in Dynagas LNG Partners LP		44.00%
Dynagas Holding Ltd
Related Party Transaction [Line Items]
Common Limited Partners Capital Account Units Offered			4,250,000
Shares Issued, Price Per Share			$ 18
Line of credit facility, maximum borrowing capacity			$ 30,000